Expense Example	Apr. 27, 2026 USD ($)
Pacer Swan SOS Moderate (February) ETF | Pacer Swan SOS Moderate (February) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Moderate (March) ETF | Pacer Swan SOS Moderate (March) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Moderate (May) ETF | Pacer Swan SOS Moderate (May) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Moderate (June) ETF | Pacer Swan SOS Moderate (June) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Moderate (August) ETF | Pacer Swan SOS Moderate (August) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Moderate (September) ETF | Pacer Swan SOS Moderate (September) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Moderate (November) ETF | Pacer Swan SOS Moderate (November) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Moderate (December) ETF | Pacer Swan SOS Moderate (December) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Pacer Swan SOS Laddered Moderate ETF | Pacer Swan SOS Laddered Moderate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189